POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN (TABLES)	12 Months Ended
Jun. 30, 2013
Notes to Financial Statements [Abstract]
Pension Plans with Accumulated and Projected Benefit Obligations in Excess of Plan Assets
The accumulated benefit obligation for all defined benefit pension plans was $12,652 and $11,763 as of June 30, 2013 and 2012, respectively. Pension plans with accumulated benefit obligations in excess of plan assets and plans with projected benefit obligations in excess of plan assets consist of the following:

	Accumulated Benefit Obligation Exceeds the Fair Value of Plan Assets		Projected Benefit Obligation Exceeds the Fair Value of Plan Assets
June 30	2013	2012	2013	2012
Projected benefit obligation	$12,024	$11,623	$12,962	$12,310
Accumulated benefit obligation	10,406	10,009	11,149	10,533
Fair value of plan assets	6,086	6,013	6,895	6,583
Assumptions. We determine our actuarial assumptions on an annual basis. These assumptions are weighted to reflect each country that may have an impact on the cost of providing retirement benefits. The weighted average assumptions for the defined benefit and other retiree benefit calculations, as well as assumed health care trend rates, were as follows:

	Pension Benefits		Other Retiree Benefits
Years ended June 30	2013	2012	2013	2012
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS(1)
Discount rate	4.0%	4.2%	4.8%	4.3%
Rate of compensation increase	3.2%	3.3%	—%	—%
ASSUMPTIONS USED TO DETERMINE NET PERIODIC BENEFIT COST(2)
Discount rate	4.2%	5.3%	4.3%	5.7%
Expected return on plan assets	7.3%	7.4%	8.3%	9.2%
Rate of compensation increase	3.3%	3.5%	—%	—%
ASSUMED HEALTH CARE COST TREND RATES
Health care cost trend rates assumed for next year	—%	—%	7.3%	8.0%
Rate to which the health care cost trend rate is assumed to decline (ultimate trend rate)	—%	—%	5.0%	5.0%
Year that the rate reaches the ultimate trend rate	—%	—%	2020	2019

(1)	Determined as of end of year.

(2)	Determined as of beginning of year and adjusted for acquisitions.
Amounts expected to be amortized from AOCI into net periodic benefit cost during the year ending June 30, 2014, are as follows:

	Pension Benefits	Other Retiree Benefits
Net actuarial loss	$210	$118
Prior service cost/(credit)	24	(20)
Obligation and Funded Status. The following provides a reconciliation of benefit obligations, plan assets and funded status of these defined benefit plans:

	Pension Benefits(1)		Other Retiree Benefits(2)
Years ended June 30	2013	2012	2013	2012
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year(3)	$13,573	$12,229	$6,006	$4,886
Service cost	300	267	190	142
Interest cost	560	611	260	276
Participants' contributions	20	22	66	68
Amendments	104	(44)	—	—
Actuarial loss/(gain)	473	1,911	(1,022)	957
Acquisitions/(divestitures)	51	(17)	—	—
Special termination benefits	39	—	18	27
Currency translation and other	(4)	(847)	5	(95)
Benefit payments	(602)	(559)	(234)	(255)
BENEFIT OBLIGATION AT END OF YEAR(3)	14,514	13,573	5,289	6,006

CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of year	7,974	7,962	2,713	2,975
Actual return on plan assets	796	459	954	(126)
Acquisitions/(divestitures)	59	—	—	—
Employer contributions	391	485	23	24
Participants' contributions	20	22	66	68
Currency translation and other	(77)	(395)	—	—
ESOP debt impacts(4)	—	—	31	27
Benefit payments	(602)	(559)	(234)	(255)
FAIR VALUE OF PLAN ASSETS AT END OF YEAR	8,561	7,974	3,553	2,713
FUNDED STATUS	(5,953)	(5,599)	(1,736)	(3,293)

(1)	Primarily non-U.S.-based defined benefit retirement plans.

(2)	Primarily U.S.-based other postretirement benefit plans.

(3)	For the pension benefit plans, the benefit obligation is the projected benefit obligation. For other retiree benefit plans, the benefit obligation is the accumulated postretirement benefit obligation.

(4)	Represents the net impact of ESOP debt service requirements, which is netted against plan assets for other retiree benefits.

	Pension Benefits		Other Retiree Benefits
June 30	2013	2012	2013	2012
CLASSIFICATION OF NET AMOUNT RECOGNIZED
Noncurrent assets	$114	$128	$—	$—
Current liability	(40)	(43)	(23)	(23)
Noncurrent liability	(6,027)	(5,684)	(1,713)	(3,270)
NET AMOUNT RECOGNIZED	(5,953)	(5,599)	(1,736)	(3,293)

AMOUNTS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)
Net actuarial loss	$4,049	$4,010	$1,772	$3,565
Prior service cost /(credit)	353	261	(54)	(75)
NET AMOUNTS RECOGNIZED IN AOCI	4,402	4,271	1,718	3,490
A one percentage point change in assumed health care cost trend rates would have the following effects:

	One-Percentage Point Increase	One-Percentage Point Decrease
Effect on the total service and interest cost components	$91	$(70)
Effect on the accumulated postretirement benefit obligation	806	(643)

	Pension Benefits			Other Retiree Benefits
Years ended June 30	2013	2012	2011	2013	2012	2011
AMOUNTS RECOGNIZED IN NET PERIODIC BENEFIT COST
Service cost	$300	$267	$270	$190	$142	$146
Interest cost	560	611	588	260	276	270
Expected return on plan assets	(587)	(573)	(492)	(382)	(434)	(431)
Prior service cost /(credit) amortization	18	21	18	(20)	(20)	(18)
Net actuarial loss amortization	213	102	154	199	99	96
Special termination benefits	39	—	—	18	27	3
Curtailments, settlements and other	4	6	—	—	—	—
GROSS BENEFIT COST	547	434	538	265	90	66
Dividends on ESOP preferred stock	—	—	—	(70)	(74)	(79)
NET PERIODIC BENEFIT COST/(CREDIT)	547	434	538	195	16	(13)

CHANGE IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN AOCI
Net actuarial loss /(gain) - current year	264	2,009		(1,594)	1,516
Prior service cost/(credit) - current year	104	(44)		—	—
Amortization of net actuarial loss	(213)	(102)		(199)	(99)
Amortization of prior service (cost) / credit	(18)	(21)		20	20
Settlement / curtailment cost	(4)	(6)		—	—
Currency translation and other	(2)	(234)		1	(36)
TOTAL CHANGE IN AOCI	131	1,602		(1,772)	1,401
NET AMOUNTS RECOGNIZED IN PERIODIC BENEFIT COST AND AOCI	678	2,036		(1,577)	1,417

Target Asset Allocation and Actual Asset Allocation
Our target asset allocation for the year ended June 30, 2013, and actual asset allocation by asset category as of June 30, 2013 and 2012, were as follows:

	Target Asset Allocation		Actual Asset Allocation at June 30
			Pension Benefits		Other Retiree Benefits
Asset Category	Pension Benefits	Other Retiree Benefits	2013	2012	2013	2012
Cash	1%	2%	1%	1%	2%	1%
Debt securities	54%	8%	52%	52%	6%	9%
Equity securities	45%	90%	47%	47%	92%	90%
TOTAL	100%	100%	100%	100%	100%	100%

Fair Value of the Company's Plan Assets Segregated by Level within the Fair Value Hierarchy

	Pension Benefits
	Level 1		Level 2		Level 3		Total
June 30	2013	2012	2013	2012	2013	2012	2013	2012
ASSETS AT FAIR VALUE
Cash and cash equivalents	$71	$60	$—	$—	$—	$—	$71	$60
Common collective fund - equity	—	—	3,993	3,727	—	—	3,993	3,727
Common collective fund - fixed income	—	—	4,361	4,112	—	—	4,361	4,112
Other	4	4	—	—	132	71	136	75
TOTAL ASSETS AT FAIR VALUE	75	64	8,354	7,839	132	71	8,561	7,974

	Other Retiree Benefits
	Level 1		Level 2		Level 3		Total
June 30	2013	2012	2013	2012	2013	2012	2013	2012
ASSETS AT FAIR VALUE
Cash and cash equivalents	$56	$16	$—	$—	$—	$—	$56	$16
Company stock	—	—	3,270	2,418	—	—	3,270	2,418
Common collective fund - equity	—	—	16	30	—	—	16	30
Common collective fund - fixed income	—	—	200	247	—	—	200	247
Other	—	—	—	—	11	2	11	2
TOTAL ASSETS AT FAIR VALUE	56	16	3,486	2,695	11	2	3,553	2,713

Total Benefit Payments Expected to be Paid to Participants
Total benefit payments expected to be paid to participants, which include payments funded from the Company's assets, as discussed above, as well as payments from the plans, are as follows:

Years ending June 30	Pension Benefits	Other Retiree Benefits
EXPECTED BENEFIT PAYMENTS
2014	$553	$208
2015	545	224
2016	568	237
2017	596	251
2018	602	266
2019 - 2023	3,392	1,549

Series A and B Preferred Shares of the ESOP Number of Shares Outstanding
The number of preferred shares outstanding at June 30 was as follows:

Shares in thousands	2013	2012	2011
Allocated	45,535	50,668	52,281
Unallocated	9,843	11,348	13,006
TOTAL SERIES A	55,378	62,016	65,287

Allocated	21,278	20,802	20,759
Unallocated	37,300	38,743	40,090
TOTAL SERIES B	58,578	59,545	60,849